Financial Instruments (Details) - Schedule of Detailed Information About Hedged Items $ in Thousands	Jun. 30, 2023 USD ($)
Change in Value Used for Calculating Hedge Ineffectiveness [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net Investment in Procaps S.A.	$ 2,473
Foreign Currency Translation Reserve for Continued Hedges [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net Investment in Procaps S.A.	2,473
Balances Remaining in the Foreign Currency Translation Reserve from Hedging Relationships for Which Hedge Accounting is No Longer Applied [Member]
Schedule of Detailed Information About Hedged Items [Line Items]
Net Investment in Procaps S.A.